As filed pursuant to Rule 497

under the Securities Act of 1933

Registration No. 333-118225

FIRST SUNAMERICA LIFE INSURANCE COMPANY

FS VARIABLE ANNUITY ACCOUNT NINE Supplement to the:

OVATION ADVANTAGE VARIABLE ANNUITY PROSPECTUS

(F-2944-PRO (5/05))

DATED MAY 2, 2005

Effective on or about December 31, 2005, the Ovation Advantage variable annuity will no longer be offered for new sales.

Date:  July 19, 2005

Please keep this Supplement with your Prospectus